                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EUROPEAN EQUITY FUND

                     SUPPLEMENT DATED AUGUST 1, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                            % PER ANNUM
------------------------                           -------------
First $500 million..............................   1.00 of 1.00%
Next $500 million...............................   0.95 of 1.00%
Over $1 billion.................................   0.90 of 1.00%

    (2) Effective July 31, 2000, the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Margaret Naylor, Nathalie Degens, Willem Vinke and Amr Diab are responsible for the day-to-day management of the Fund's investment portfolio.

    Ms. Naylor is a Managing Director of the Subadviser. She has overall responsibility for investment strategy and stock selection for the Fund. Prior to joining the Subadviser in 1987, she spent three years at the Trade Policy Research Centre, an independent research unit. Ms. Naylor is a graduate of the University of York, United Kingdom. Ms. Naylor has been managing the Fund since April 1999.

    Nathalie Degens joined the Subadviser in 1996. From 1993 to 1995 she worked in Morgan Stanley's Corporate Treasury Division, and prior to that, she was with Banque Indosuez New York from 1986 to 1992. Ms. Degens is a graduate of ISG, France and INSEAD, France. Ms. Degens has been managing the Fund since July 2000.

    Willem Vinke joined the Subadviser in 1995. Prior to 1995, he worked for Morgan Stanley's Investment Banking and Fixed Income Divisions. Mr. Vinke is a graduate of the University of Manchester and the London School of Economics. Mr. Vinke has been managing the Fund since July 2000.

    Amr Diab is an Investment Analyst with the Subadviser's European Value Equity team. He joined the Subadviser in 1997. From 1993 to 1997, he worked in Morgan Stanley Dean Witter & Co.'s Investment Banking Division and strategic planning team in New York. Before that he worked as a Business Development Manager with Projects and Investment Consulting Co. from 1992 to 1993. Mr. Diab is a graduate of the American University in Cairo, Egypt. Mr. Diab has assisted in managing the Fund since January 1999.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

    (5) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           DELOITTE & TOUCHE LLP
                           Two Prudential Plaza
                           180 N. Stetson Avenue
                           Chicago, Illinois 60601

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN GLOBAL EQUITY FUND

                     SUPPLEMENT DATED AUGUST 1, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

            AVERAGE DAILY NET ASSETS                % PER ANNUM
            ------------------------               -------------
First $750 million..............................   1.00 of 1.00%
Next $500 million...............................   0.95 of 1.00%
Over $1.25 billion..............................   0.90 of 1.00%

    (2) Effective July 31, 2000, the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

    PORTFOLIO MANAGEMENT. Frances Campion and Paul Boyne are responsible as comanagers for the day-to-day management of the Fund's investment portfolio.

    Ms. Campion joined the Subadviser in 1990 as the Fund's Manager and is now a Managing Director of the Subadviser. Her responsibilities include day-to-day management of the global equity products. Ms. Campion has eleven years' global investment experience. She is a graduate of University College, Dublin.

    Mr. Boyne joined the Subadviser in 1993 and became a Principal in December 1998. At the Subadviser, he assists with portfolio management on the Global Equity Program and security analysis of North American equities. Prior to joining the Subadviser, Mr. Boyne was a Chartered Accountant with Grant Thornton International in Dublin.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

    (5) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           DELOITTE & TOUCHE LLP
                           Two Prudential Plaza
                           180 N. Stetson Avenue
                           Chicago, Illinois 60601

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE